Schedule of Loans or Fixed Income Obligations in Default or Classified as Uncollectable (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Obligations in Default or Uncollectible [Line Items]
Plan number	002
Entity tax identification number	13-4994650
Investment, Identifier [Axis]: ESC LEHMAN BRTH HLD 5.250% 2/6/2012 ISSUE DATE: 1/12/2007
EBP, Schedule of Obligations in Default or Uncollectible [Line Items]
Original amount of loan	$ 210,000
Amount received during the year, principal	0
Amount received during the year, interest	224
Unpaid balance	$ 210,000
Interest rate	5.25%
Amount overdue, principal	$ 210,000
Amount overdue, interest	0
Investment, Identifier [Axis]: LEH.BROS.HOLD.INC. 6.2% BDS 9/26/2014 USD ISSUE DATE: 9/26/2007
EBP, Schedule of Obligations in Default or Uncollectible [Line Items]
Original amount of loan	340,000
Amount received during the year, principal	0
Amount received during the year, interest	371
Unpaid balance	$ 340,000
Interest rate	6.20%
Amount overdue, principal	$ 340,000
Amount overdue, interest	$ 0